SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements [Abstract]
Change in reclamation and remediation provision included within mineral properties and plant and equipment, exploration and evaluation assets	$ 3,330	$ (713)
Change in lease liability related to right-of-use assets	4,498
Non-cash investing and financing activities	$ 10,524